Merger - Schedule of Assets Acquired and Liabilities Assumed (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Nov. 13, 2023	Dec. 31, 2022
Assets acquired:
Goodwill	$ 48,163	$ 48,163		$ 0
Old Cartesian
Assets acquired:
Cash and cash equivalents			$ 6,561
Prepaid expenses and other current assets			309
Property and equipment, net			215
Right-of-use asset, net			915
In-process research and development assets			150,600
Goodwill			48,163
Total assets acquired			206,763
Liabilities assumed
Accrued expenses and other current liabilities			2,530
Lease liability			292
Lease liability, net of current portion			623
Deferred tax liability			34,853
Total liabilities assumed			38,298
Net assets acquired			$ 168,465